Schedule of recognized comprehensive loss (Details) - GBP (£)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Lease Liabilities And Similar
Amortization of right of use assets	£ 98,288	£ 98,289
Interest on lease liabilities	113,283	113,283
Total	£ 211,571	£ 211,572